Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation
17.	Share-based compensation
(a) Share option plan
In 2016, Jifen’s controlling shareholder authorized grants of incentive awards owned by him to the employees, non-employee
directors, officers and consultants. The incentive awards provide for the issuance of up to 20% of the equity interests in Jifen, or equivalent to 10,000,000 ordinary shares of the Company (after adjustment to give effect to the recapitalization described below to reflect the exchange of two Jifen shares for one
ordinary share of the Company).
As part of the restructuring in 2017, in February 2018, the Board of Directors of the Company approved the 2017 Equity Incentive Plan, which assumed Jifen’s obligations and duties under the options granted by Jifen from 2016 to 2017. As a result, the options granted by Jifen were replaced with options of the Company. This replacement represents a modification of the awards under the accounting guidance, but no incremental compensation cost is required to be recognized because there was no change in fair value of the awards as measured immediately before and after the modification.
In February 2018, the board of the directors of the Company approved a 2018 Equity incentive plan. Under this plan, the Company is authorized to issue 2,964,141 ordinary shares of the Company.
In January 2019, the board of the directors of the Company approved a 2019 Equity incentive plan. The equity incentive plan replaced the 2017 equity incentive plan and 2018 equity incentive plan that the Company previously adopted in their entirety and assumed the awards previously granted under these two plans.
Share-based compensation expense related to the option awards granted to the employees amounted to approximately RMB77.3 million and RMB272.0 million and RMB463.2 million for the years ended December 31, 2018, 2019 and 2020.Share-based awards related to the option awards granted to the employees of companies under common control of the founder were measured at fair value at the grant dates and amounts of RMB6.8 million, nil and nil was recognized as dividends distributed to the founder in 2018, in 2019 and in 2020, respectively. In 2019 and 2020 some employees of companies under common control of the founder resigned and joined the Group as employees. The related unvested options granted were not modified in connection with the change in status, but future service is still necessary to earn the award over the remaining periods. Accordingly, the share-based compensation expense related to the unvested options were measured as if the related unvested options were newly granted at the date of the change and recognized over the remaining vesting periods. On the date of transfer, total share-based compensation expense measured at fair value amounted to RMB7.5 million and nil for the years ended December 31, 2019 and 2020, respectively. These expenses are recognized over the remaining vesting periods.
The following table summarizes the share option activity for the years ended December 31, 2018, 2019 and 2020:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		RMB	In Years	RMB’000	RMB
Outstanding at January 1, 2018	10,000,000	0.0007	8.7	525,086	3.89
Granted	2,893,020	0.0007			130.51
Exercised	(500,000)	0.0007
Forfeited	(217,437)	0.0007
Outstanding at December 31, 2018	12,175,583	0.0007	8.1	1,939,500	33.95
Granted	3,538,204	0.0007			270.11
Exercised	(2,197,104)	0.0007
Forfeited	(2,170,302)	0.0007

Outstanding at December 31, 2019	11,346,381	0.0007	7.7	1,079,661	96.29

Granted	2,607,249	0.0007			104.85
Exercised	(3,144,786)	0.0007
Forfeited	(1,378,694)	0.0007

Outstanding at December 31, 2020	9,430,150	0.0007	7.2	391,330	78.35

Vested and expected to vest at December 31, 2020	8,785,149	0.0007	7.1	364,564	70.68
Exercisable at December 31, 2020	6,615,731	0.0007	6.6	274,538	48.66
The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the estimated fair value of the underlying shares of RMB159.29, RMB95.20 and RMB41.50(US$6.4) at December 31, 2018, 2019 and 2020.
The total fair value of share options vested during the years ended December 31, 2018, 2019 and 2020 was RMB17.0 million , RMB326.5 million and RMB346.5 million respectively. The total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 were nil
, RMB428.3 and RMB265.2 million, respectively.
As of December 31, 2020, there was RMB417.0 million of unrecognized share-based compensation expense related to share options granted, which were expected to be recognized over a weighted-average vesting period of 0.2 to
2.2
years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.
The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees.
The fair values of share options granted during the years ended December 31, 2018, 2019 and 2020.

	Options Granted in the year ended December 31, 2018	Options Granted in the year ended December 31, 2019	Options Granted in the year ended December 31, 2020
Expected volatility	50.71%~51.25%	49.92%-50.65%	57.77%-58.65%
Risk-free interest rate	2.83%~3.15%	1.80%-2.52%	0.82%-1.09%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	0~20%	0-20%	0-20%
Fair value of the common share on the date of option grant (RMB)	122.52~153.23	94.96-310.64	41.50-77.78
Notes:

(i)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the Chinese sovereign bond/US government bond with a maturity life equal to the expected life to expiration.

(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.

(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(b) Restricted shares to founders with service conditions
On January 3, 2018, the founders entered into Share Restriction Deeds with the Company such that a total of 15,937,500 ordinary shares of the Company held by the founders became restricted and will vest over periods from 24 months to 34 months starting January 2018. Prior to the end of the vesting periods, all the remaining restricted shares shall vest immediately and no longer constitute restricted shares upon a Deemed Liquidation Event or IPO of the Company. In the event that the founder voluntarily and unilaterally terminates his employment/service contract with any applicable Group entities or his employment or service relationship is terminated by any applicable Group entities for cause as stated in the Deed, the related founder shall sell to the Company, and the Company shall repurchase from the founder, all of the restricted shares (not vested shares) at a price of US$0.0001 per share. This transaction has been reflected retrospectively similar to a reverse stock split, with a grant of the 15,937,500 restricted shares recognized in January 2018 at their fair value. The grant is being treated as share-based compensation over the vesting periods, and the estimated grant date fair value of the 15,937,500 ordinary shares approximated to at RMB 864.7 million (US$128.1 million). Share-based compensation expense of RMB 215.0 million (US$33.1 million) were recorded as share-based compensation expense through the completion of IPO. Upon the completion of IPO in September 2018 which was prior to the end of the vesting periods, the entire remaining unrecognized compensation expenses approximating RMB 649.7 million (US$95.0 million) was expensed immediately.